Trade Receivables - Summary of Trade Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	¥ 1,060,271	¥ 896,768
Trade receivables [member]
Disclosure of financial assets [line items]
Allowance for impairment losses	(8,620)	(8,845)	¥ (10,521)	¥ (11,302)
Gross carrying amount [member] | Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Trade receivables	900,312	793,022
Gross carrying amount [member] | Other [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 168,579	¥ 112,591